Concentration of risk	6 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
Concentration of risk

Note 10 – Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash in bank. As of June 30, 2024 and December 31, 2023, $101,690 and $4,718 were deposited with financial institutions located in the PRC, respectively. Deposit insurance system in China only insured each depositor at one bank for a maximum of approximately $69,000 (RMB 500,000). As of June 30, 2024 and December 31, 2023, $1,584 and nil are over the China deposit insurance limit which is not covered by insurance, respectively. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2024 and December 31, 2023, cash balance of $6,057,961 and $47,941 was maintained at financial institutions in Hong Kong, of which $5,991,677 and nil was subject to credit risk, respectively.

The Company is also exposed to risk from its accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

 Customer concentration risk

For the six months ended June 30, 2024, one customer accounted for 100.0% of the Company’s total revenues. For the six month ended June 30, 2023, two customers accounted for 21.2% and 12.9% of the Company’s total revenues of discontinued operations, respectively.

As of June 30, 2024, none of customer accounted for more than 10.0% of the total balance of accounts receivable. As of December 31, 2023, one customer accounted for 100.0% of the total balance of accounts receivable.

Vendor concentration risk

For the six months ended June 30, 2024, none of vendor accounted for more than 10.0% of the Company’s total purchases. For the six months ended June 30, 2023, two vendors accounted for 37.6% and 16.8% of the Company’s total purchases of discontinued operations, respectively.

As of June 30, 2024 and December 31, 2023, none of vendor accounted for more than 10.0% of the total balance of accounts payable.